Schedule of Accounts Payable and Accrued Liabilities (Details) - Future NRG Sdn. Bhd. [Member] - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Trade payables	$ 20,123	$ 3,768	$ 24,355
Accrual for material litigation		405,565	368,004
Deposit received from customer	14,829	14,774	24,578
Transportation fee payables		33,740	30,615
Total	477,406	5,113,187	3,440,900
Non-trade payables and other creditors	35,509	33,740
Amount due to related companies		4,655,340
Accrual for legal proceedings — AHT litigation (Note 13)	406,945	405,565
Total accounts payable and accrued liabilities	$ 477,406	5,113,187	3,440,900
Holding Company [Member]
Amount due to companies		4,655,340	2,154,420
Related Company [Member]
Amount due to companies			$ 838,928